INVENTORIES	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	INVENTORIES

Inventories are stated at the lower of cost (determined using the weighted average cost) or market value and are composed of the following at:

	December 31,
	2012	2011

Raw materials	$3,434,586	$4,477,678
Work-in-process	321,089	278,503
Finished goods	9,443,546	7,358,414
	$13,199,221	$12,114,595